Credit Risk - Summary of Difference Between Maximum and Net Exposure to Credit Risk (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of credit risk exposure [line items]
Collateral cash	£ 28,678	£ 12,136
Netting	15,127	19,530
Net exposure	346,500	336,100
Credit Risk [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	298,700	290,100
Collateral cash	(2,900)	(2,500)
Collateral non-cash	(207,700)	(205,600)
Netting	(15,200)	(19,500)
Net exposure	116,400	106,000
Credit Risk [member] | Off-Balance Sheet [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	43,500	43,500
Credit Risk [member] | Cash and Balances at Central Banks [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	32,800	17,100
Net exposure	32,800	17,100
Credit Risk [member] | Trading Assets [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	21,000	24,000
Collateral non-cash	(8,500)	(8,600)
Netting	(400)	(2,100)
Net exposure	12,100	13,300
Credit Risk [member] | Trading Assets [member] | Securities Repurchased Under Resale Agreements [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	8,900	10,700
Collateral non-cash	(8,500)	(8,600)
Netting	(400)	(2,100)
Credit Risk [member] | Trading Assets [member] | Debt Securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	5,200	6,200
Net exposure	5,200	6,200
Credit Risk [member] | Trading Assets [member] | Cash Collateral [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	6,200	6,200
Net exposure	6,200	6,200
Credit Risk [member] | Trading Assets [member] | Short-term Loans [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	700	900
Net exposure	700	900
Credit Risk [member] | Derivative Financial Instruments [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	19,900	25,500
Collateral cash	(2,800)	(2,400)
Netting	(14,800)	(17,400)
Net exposure	2,300	5,700
Credit Risk [member] | Financial Assets Designated at Fair Value [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	2,100	2,100
Collateral non-cash	(1,600)	(1,800)
Net exposure	500	500
Credit Risk [member] | Financial Assets Designated at Fair Value [member] | Debt Securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	500	400
Net exposure	500	400
Credit Risk [member] | Financial Assets Designated at Fair Value [member] | Loans and Advances to Customers [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	1,600	1,700
Collateral non-cash	(1,600)	(1,800)
Net exposure		100
Credit Risk [member] | Financial Assets Designated at Fair Value [member] | Off-Balance Sheet [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet		200
Credit Risk [member] | Financial Assets Designated at Fair Value [member] | Off-Balance Sheet [member] | Loans and Advances to Customers [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet		200
Credit Risk [member] | Loans and Advances to Banks [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	5,900	4,400
Collateral non-cash	(2,500)	(1,500)
Net exposure	5,000	4,800
Credit Risk [member] | Loans and Advances to Banks [member] | Off-Balance Sheet [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	1,600	1,900
Credit Risk [member] | Loans and Advances to Customers [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	199,500	199,700
Collateral cash	(100)	(100)
Collateral non-cash	(195,100)	(193,700)
Net exposure	45,500	45,700
Credit Risk [member] | Loans and Advances to Customers [member] | Advances Secured on Residential Property [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	155,200	154,400
Collateral non-cash	(167,400)	(164,900)
Net exposure	200	300
Credit Risk [member] | Loans and Advances to Customers [member] | Corporate Loans [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	30,500	31,600
Collateral non-cash	(21,800)	(23,100)
Net exposure	25,800	25,600
Credit Risk [member] | Loans and Advances to Customers [member] | Finance leases [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	6,600	6,600
Collateral cash	(100)	(100)
Collateral non-cash	(5,800)	(5,700)
Net exposure	1,300	1,200
Credit Risk [member] | Loans and Advances to Customers [member] | Other Unsecured Advances [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	6,000	6,000
Collateral non-cash	(100)
Net exposure	17,000	17,500
Credit Risk [member] | Loans and Advances to Customers [member] | Amounts Due from Fellow Banco Santander Group Subsidiaries and Joint Ventures [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	1,200	1,100
Net exposure	1,200	1,100
Credit Risk [member] | Loans and Advances to Customers [member] | Off-Balance Sheet [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	41,200	39,800
Credit Risk [member] | Loans and Advances to Customers [member] | Off-Balance Sheet [member] | Advances Secured on Residential Property [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	12,400	10,800
Credit Risk [member] | Loans and Advances to Customers [member] | Off-Balance Sheet [member] | Corporate Loans [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	17,100	17,100
Credit Risk [member] | Loans and Advances to Customers [member] | Off-Balance Sheet [member] | Finance leases [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	600	400
Credit Risk [member] | Loans and Advances to Customers [member] | Off-Balance Sheet [member] | Other Unsecured Advances [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	11,100	11,500
Credit Risk [member] | Financial Investments [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	17,500	17,300
Net exposure	18,200	18,900
Credit Risk [member] | Financial Investments [member] | Loans and Receivables Securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	2,200	300
Net exposure	2,900	1,900
Credit Risk [member] | Financial Investments [member] | Available-for-Sale Debt Securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	8,800	10,400
Net exposure	8,800	10,400
Credit Risk [member] | Financial Investments [member] | Held-to-Maturity Debt Securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	6,500	6,600
Net exposure	6,500	6,600
Credit Risk [member] | Financial Investments [member] | Off-Balance Sheet [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	700	1,600
Credit Risk [member] | Financial Investments [member] | Off-Balance Sheet [member] | Loans and Receivables Securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	700	1,600
Credit Risk [member] | Cost [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	299,700	291,100
Credit Risk [member] | Cost [member] | Cash and Balances at Central Banks [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	32,800	17,100
Credit Risk [member] | Cost [member] | Trading Assets [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	21,000	24,000
Credit Risk [member] | Cost [member] | Trading Assets [member] | Securities Repurchased Under Resale Agreements [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	8,900	10,700
Credit Risk [member] | Cost [member] | Trading Assets [member] | Debt Securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	5,200	6,200
Credit Risk [member] | Cost [member] | Trading Assets [member] | Cash Collateral [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	6,200	6,200
Credit Risk [member] | Cost [member] | Trading Assets [member] | Short-term Loans [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	700	900
Credit Risk [member] | Cost [member] | Derivative Financial Instruments [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	19,900	25,500
Credit Risk [member] | Cost [member] | Financial Assets Designated at Fair Value [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	2,100	2,100
Credit Risk [member] | Cost [member] | Financial Assets Designated at Fair Value [member] | Debt Securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	500	400
Credit Risk [member] | Cost [member] | Financial Assets Designated at Fair Value [member] | Loans and Advances to Customers [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	1,600	1,700
Credit Risk [member] | Cost [member] | Loans and Advances to Banks [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	5,900	4,400
Credit Risk [member] | Cost [member] | Loans and Advances to Customers [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	200,500	200,700
Credit Risk [member] | Cost [member] | Loans and Advances to Customers [member] | Advances Secured on Residential Property [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	155,400	154,700
Credit Risk [member] | Cost [member] | Loans and Advances to Customers [member] | Corporate Loans [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	31,000	32,000
Credit Risk [member] | Cost [member] | Loans and Advances to Customers [member] | Finance leases [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	6,700	6,700
Credit Risk [member] | Cost [member] | Loans and Advances to Customers [member] | Other Unsecured Advances [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	6,200	6,200
Credit Risk [member] | Cost [member] | Loans and Advances to Customers [member] | Amounts Due from Fellow Banco Santander Group Subsidiaries and Joint Ventures [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	1,200	1,100
Credit Risk [member] | Cost [member] | Financial Investments [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	17,500	17,300
Credit Risk [member] | Cost [member] | Financial Investments [member] | Loans and Receivables Securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	2,200	300
Credit Risk [member] | Cost [member] | Financial Investments [member] | Available-for-Sale Debt Securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	8,800	10,400
Credit Risk [member] | Cost [member] | Financial Investments [member] | Held-to-Maturity Debt Securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	6,500	6,600
Credit Risk [member] | Accumulated Impairment [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(1,000)	(1,000)
Credit Risk [member] | Accumulated Impairment [member] | Loans and Advances to Customers [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(1,000)	(1,000)
Credit Risk [member] | Accumulated Impairment [member] | Loans and Advances to Customers [member] | Advances Secured on Residential Property [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(200)	(300)
Credit Risk [member] | Accumulated Impairment [member] | Loans and Advances to Customers [member] | Corporate Loans [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(500)	(400)
Credit Risk [member] | Accumulated Impairment [member] | Loans and Advances to Customers [member] | Finance leases [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(100)	(100)
Credit Risk [member] | Accumulated Impairment [member] | Loans and Advances to Customers [member] | Other Unsecured Advances [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	£ (200)	£ (200)